Earnings Per Share	12 Months Ended
Nov. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2015	2014	2013
Net income for basic and diluted earnings per share	$1,757	$1,216	$1,055
Weighted-average common and ordinary shares outstanding	777	776	775
Dilutive effect of equity plans	2	2	2
Diluted weighted-average shares outstanding	779	778	777
Basic earnings per share	$2.26	$1.57	$1.36
Diluted earnings per share	$2.26	$1.56	$1.36
Anti-dilutive equity awards excluded from diluted earnings per share computations	—	1	4